Prepayment and other current assets	12 Months Ended
Dec. 31, 2025
Prepayment And Other Current Assets
Prepayment and other current assets

Note 10 — Prepayment and other current assets

Prepayment and other current assets consisted of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Prepayments	9,122,086	8,514,583	1,211,385
Other Receivables	549,493	1,503,790	213,947
Less: impairment losses	-	(2,050,000)	(291,657)
Prepayment and other current assets	9,671,579	7,968,373	1,133,675

As of December 31, 2025, the Company had prepayments of RMB 8,514,583 (2024: RMB 9,122,086). During the year, certain prepayments were written off due to the inability to recover amounts from specific vendors, including cases where vendors could not be contacted or failed to fulfill contractual obligations.

Certain prepayments represent advance payments for services to be provided in future periods under contractual arrangements, including research and development and promotional service agreements extending into 2026.

Management has assessed the recoverability of prepayments as of December 31, 2025 and believes that the remaining balances are recoverable.

For the year ended December 31, 2025, the Company recognized impairment losses on prepayments of RMB 2,072,001, which were recorded in operating expenses and recognized write-off of RMB 22,001.